ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Additional Information To Statements Of Comprehensive Loss
Revenues from sale	$ 22,413	$ 20,372	$ 16,182
Revenues from lease	14,501	8,523	9,244
Revenues from sale related service	3,412	2,311	1,276
Revenues from other service	690	579	475
Total revenue	$ 41,016	$ 31,785	$ 27,177